Leases (Tables)	9 Months Ended
Sep. 30, 2019
Leases
Schedule of Lease Expense Components, Supplemental Cash Flow Information and Other Information

For the three and nine months ended September 30, 2019, the components of lease expense were as follows:

	Three Months Ended	Nine Months Ended
	September 30, 2019	September 30, 2019
Operating Lease Cost	$390,577	$1,264,049
Short-Term Lease Cost	78,076	250,924
Sublease Income	(10,605)	(10,605)
Total Lease Cost	$458,048	$1,504,368

Supplemental information related to leases was as follows:

Nine Months Ended
September 30, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$967,565

Right-of-use assets obtained in exchange for new operating lease liabilities	$935,242

Schedule of maturity of operating lease liability

Maturity of Lease Liability	Operating Lease
2019 (excluding the nine months ended September 30, 2019)	$332,549
2020	1,307,783
2021	1,328,160
2022	1,422,965
2023	1,474,391
2024 and thereafter	3,377,653
Total lease payments	9,243,501
Less: Interest	(2,001,696)
Total	$7,241,805